Share Capital (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 153,990	$ 136,134	$ 52,389
Cost Of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation			(99)
Research And Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	36,723	17,956	8,828
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	102,430	9,747	7,220
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 102,430	$ 108,431	$ 36,440